Stock Options (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of stock options granted	185,887	2,531,971	1,400,418
Exercise price of common stock granted	$ 1.39	$ 2.07	$ 6.75
Employees [Member]
Number of stock options granted	185,887
Exercise price of common stock granted	$ 1.39
Expiration period	5 years
Stock option vesting, description	Expire in five years, and vests in 4 equal installments during the four years from the grant date.
Fair value of stock options grants	$ 246,000
Expense recognized relating to stock options	381,000
Unrecognized stock based compensation expense	$ 4,000,000
Stock option, description	Expected to be recognized as part of operating expense through March 2024.